8. COMMITMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
NOTE 8 - COMMITMENTS

On June 30, 2011, the Company entered into an employment agreement with an officer to serve as President and Chief Executive Officer of our company for a term of two years with automatic renewals for similar two year periods pursuant to the terms of the agreement.  Under the agreement, the officer receives monthly remuneration at a gross rate of $15,000. The Company can terminate the agreement within 60 days of notice. If the executive is terminated without cause, the executive shall be entitled to one month’s severance pay for each one month of service up to a maximum of two years. The officer shall also be entitled to receive 2.4 million options to purchase shares of the Company’s common stock pursuant to the Company’s Stock Option Plan, with 1.0 million of the options being granted in calendar year 2011 (completed) and 1.4 million option (800,000 options granted) being granted after December 31, 2011.

On June 30, 2011, the Company entered into consulting agreements with a management company managed by the CEO, for consulting fee of $2,500 per month to provide office space and administrative services. The Company can terminate the agreement within 15 days written notice. The agreement commences on June 30, 2011 for a one year period and shall automatically renew from year to year unless terminated.

On June 30, 2011, the Company entered into a consulting agreement with a firm to provide the services of the Company’s Vice President, Exploration, who will provide and perform certain geological advisory services. Under the agreement, the firm receives monthly compensation at a gross rate of $6,000. The Company can terminate the consulting agreement at any time. The agreement commences on June 30, 2011 and shall automatically renew from year to year unless terminated.

On June 30, 2011, the Company entered into a consulting agreement with a consulting firm to provide certain geological, engineering, marketing and project management services as may be requested by Company at monthly rate of $8,000. The Company can terminate the consulting agreement at any time. The agreement commences on June 30, 2011 and shall automatically renew from year to year unless terminated.

On November 1, 2011, the Company entered into a consulting agreement with a financial public relations firm for a term of 1 year. Under the agreement, the consultant receives $8,000 per month, and 500,000 options (granted) to purchase common stock of the Company.

On September 5, 2012, the Company entered into a consulting and professional service agreement with a consultant to provide corporate advisory, corporate finance, strategic planning, marketing and related advisory services in consideration for the issuance of 500,000 shares of restricted common stock. The 500,000 shares were issued on September 25, 2012. The term of the agreement is for a period of 6 months, provided, however, that the Company may extend the agreement for a successive 6 month period for an additional 500,000 shares of restricted stock.

On June 30, 2011, the Company entered into an employment agreement with an officer to serve as President and Chief Executive Officer of our company for a term of two years with automatic renewals for similar two year periods pursuant to the terms of the agreement.  Under the agreement, the officer receives monthly remuneration at a gross rate of $15,000. The Company can terminate the agreement within 60 days of notice. If the executive is terminated without cause, the executive shall be entitled to one month’s severance pay for each one month of service up to a maximum of two years. The officer shall also be entitled to receive 2.4 million options to purchase shares of the Company’s common stock pursuant to the Company’s Stock Option Plan, with 1.0 million of the options being granted in calendar year 2011 (completed) and 1.4 million option being granted after December 31, 2011.

On June 30, 2011, the Company entered into consulting agreements with a management company managed by the CEO, for consulting fee of $2,500 per month to provide office space and administrative services. The Company can terminate the agreement within 15 days written notice. The agreement commences on June 30, 2011 for a one year period and shall automatically renew from year to year unless terminated.

On June 30, 2011, the Company entered into a consulting agreement with a firm to provide the services of the company’s Vice President, Exploration, who will provide and perform for the benefit of our company certain geological advisory services as may be requested by our company. Under the agreement, the firm receives monthly compensation at a gross rate of $6,000. The Company can terminate the consulting agreement at any time. The agreement commences on June 30, 2011 and shall automatically renew from year to year unless terminated.

On June 30, 2011, the Company entered into a consulting agreement with a consulting firm who will provide and perform for the benefit of our company certain geological, engineering, marketing and project management services as may be requested by our company at monthly rate of $8,000. The Company can terminate the consulting agreement at any time. The agreement commences on June 30, 2011 and shall automatically renew from year to year unless terminated.

On November 1, 2011, the Company entered into a consulting agreement with a financial public relations firm for a term of 1 year. Under the agreement, the consultant receives $8,000 per month, and 500,000 options (granted) to purchase common stock of the Company.